UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C.20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2008
                                              ------------------

Check here if Amendment [_]; Amendment Number: _____
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SC Fundamental LLC
Address:   747 Third Avenue
           27th Floor
           New York, NY10017

Form 13F File Number:028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neil H. Koffler
Title:     Member
Phone:     (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler            New York, NY           November 14, 2008
---------------------        ------------------      ------------------
    [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                          --------------------

Form 13F Information Table Entry Total:             49
                                          --------------------

Form 13F Information Table Value Total:             $39,326
                                          --------------------
                                                 (thousands)


List of Other Included Managers:

                                                 NONE


                                                            SC FUNDAMENTAL LLC
                                                                 FORM 13F
                                                   FOR QUARTER ENDED SEPTEMBER 30, 2008


                                                                                  ITEM 6:
                                                                           INVESTMENT DISCRETION
                                                                                     (b)                                ITEM 8:
                                                                                   Shares                               VOTING
                                                ITEM 4:      ITEM 5:                 as              ITEM 7:       AUTHORITY SHARES
                         ITEM 2:   ITEM 3:      Fair         Shares or             Define     (c)   Managers
       ITEM 1:          Title of   Cusip        Market       Principal     (a)       in      Shared    See         (a)    (b)    (c)
    Name of Issuer       Class     Number       Value        Amount        Sole    Instr.V   Other  Instr.V       Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Ambase Corp.             Common    023164106       71,279     203,653 SH    203,653  --      --       --       203,653   --    --
Anglogold Ashanti Ltd    Common    035128206      391,545      16,950 SH     16,950  --      --       --        16,950   --    --
Barrick Gold             Common    067901108      415,162      11,300 SH     11,300  --      --       --        11,300   --    --
Berkeley Tech Inc.       Sponsored
                          ADR      08437M107       55,082     250,372 SH    250,372  --      --       --       250,372   --    --
BFC Financial Corp       Common    055384200      800,554   1,455,552 SH  1,455,552  --      --       --     1,455,552   --    --
Bimini Capital Mgt       Common    090319104       18,593     112,684 SH    112,684  --      --       --       112,684   --    --
Capital Southwest
  Corporation            Common    140501107    3,256,212      22,923 SH     22,923  --      --       --        22,923   --    --
Capital Gold Corp        Common    14018Y106    1,150,785   2,397,468 SH  2,397,468  --      --       --     2,397,468   --    --
Centerline Holding Co.   Common    15188T108      414,879     208,482 SH    208,482  --      --       --       208,482   --    --
CGX Energy Inc           Common    125405100      242,724     225,398 SH    225,398  --      --       --       225,398   --    --
Chaus Bernard            Common    162510200       55,596     185,320 SH    185,320  --      --       --       185,320   --    --
Chief Consolidated
 Mining Co.              Common    168628105       47,912     266,180 SH    266,180  --      --       --       266,180   --    --
Colombia Goldfields      Common    195305107           90         452 SH        452  --      --       --           452   --    --
Crystellex Intl          Common    22942F101      183,052     225,990 SH    225,990  --      --       --       225,990   --    --
Delphi Finanicail Group
  Inc                    Common    247131105   15,354,872     547,606 SH    547,606  --      --       --       547,606   --    --
Eplus Inc                Common    294268107      198,053      18,170 SH     18,170  --      --       --        18,170   --    --
Excapsa Software Inc     Common    30066E107      647,730   3,263,125 SH  3,263,125  --      --       --     3,263,125   --    --
GoldCorp Inc.            Common    380956409      357,419      11,300 SH     11,300  --      --       --        11,300   --    --
Gold Hawk Res Inc        Common    38060Q109          376       8,010 SH      8,010  --      --       --         8,010   --    --
Gold Reserve             Common    68068N108      248,611     226,010 SH    226,010  --      --       --       226,010   --    --
Handelman                Common    410252100      293,580     167,760 SH    167,760  --      --       --       167,760   --    --
Harvest Natural
 Resources               Common    41754V103        2,732         270 SH        270  --      --       --           270   --    --
Heico Corp               Common
                         - Class A 422806208    1,435,886      51,172 SH     51,172  --      --       --        51,172   --    --
Isle Capri Casinos Inc.  Common    464592104      700,854      77,700 SH     77,700  --      --       --        77,700   --    --
Jura Energy              Common    480272105       19,265      60,350 SH     60,350  --      --       --        60,350   --    --
Liberty Homes Inc.       Common
                         - Class A 530582204       39,776      19,888 SH     19,888  --      --       --        19,888   --    --
Liberty Homes Inc.       Common
                         - Class B 530582303       18,080       9,040 SH      9,040  --      --       --         9,040   --    --
Limoneira Co             Common    532746104      108,480         452 SH        452  --      --       --           452   --    --
LL&E Royalty Trust       Common    502003106      682,318     392,137 SH    392,137  --      --       --       392,137   --    --
Loon Energy Inc          Common    543921100      627,734   1,337,200 SH  1,337,200  --      --       --     1,337,200   --    --
Mcrae Industries         Common    582757209      156,945       8,994 SH      8,994  --      --       --         8,994   --    --
MDU Communication Int'l
  Inc                    Common    582828109      456,245   1,267,348 SH  1,267,348  --      --       --     1,267,348   --    --
Medoro Resources Ltd     Common    58503R209       19,946     212,442 SH    212,442  --      --       --       212,442   --    --
MF Global Ltd            Common    G60642108    2,608,991     601,150 SH    601,150  --      --       --       601,150   --    --
Nevsun Resources Ltd     Common    64156L101      333,770     293,800 SH    293,800  --      --       --       293,800   --    --
Newmont Mining           Common    651639106      437,988      11,300 SH     11,300  --      --       --        11,300   --    --
Next Inc.                Common    65336T104        3,661      70,400 SH     70,400  --      --       --        70,400   --    --
Petrofalcon Corp         Common    716474101      509,966     775,950 SH    775,950  --      --       --       775,950   --    --
Pomeroy Computer
 Resources               Common    731822102       54,000      12,000 SH     12,000  --      --       --        12,000   --    --
Profound Energy Inc.     Common    74318R102      363,687     141,373 SH    141,373  --      --       --       141,373   --    --
Quanta Capital Holdings  Common    B0147K9 US   4,021,897   1,457,209 SH  1,457,209  --      --       --     1,457,209   --    --
Randgold Resources Ltd   Sponsored
                          ADR      752344309      463,639      11,300 SH     11,300  --      --       --        11,300   --    --
Shermen WSC Acquisition  Common    824197115        4,050      50,624 War-
                                                                       rants 50,624  --      --       --        50,624   --    --
Sielox                   Common    82620E107       99,657     622,856 SH    622,856  --      --       --       622,856   --    --
Silk Road Resources      Common    827101106       35,152      83,200 SH     83,200  --      --       --        83,200   --    --
Simon Worldwide Inc.     Common    828815100       36,158      90,396 SH     90,396  --      --       --        90,396   --    --
Transworld Corp          Common    89336R207      796,200     212,320 SH    212,320  --      --       --       212,320   --    --
Truestar Petroleum Corp  Common    897867107        2,233      95,138 SH     95,138  --      --       --        95,138   --    --
Yamana Gold              Common    98462Y100    1,082,484     129,950 SH    129,950  --      --       --       129,950   --    --